Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net income	$ 164,604	$ 26,875	$ 48,911
Non-cash and non-operating items:
Unrealized loss (gain) on non-designated derivative instruments (note 13)	3,133	(30,133)	(13,448)
Depreciation and amortization	136,765	124,378	105,545
(Gain) loss on sales of vessels and write-down of goodwill and vessels	(13,564)	54,653	50,600
Unrealized foreign currency exchange loss (gain) including the effect of the termination of cross currency swaps (note 13)	2,805	(7,525)	23,153
Equity income, net of dividends received of $40,303 (2018 – $14,421 and 2017 – $42,692)	(18,516)	(39,125)	32,903
Amortization of deferred financing issuance costs included in interest expense	8,135	8,720	6,096
Other non-cash items	7,634	(10,495)	(10,972)
Change in non-cash operating assets and liabilities (note 15b)	3,218	19,218	(2,396)
Expenditures for dry docking	(12,358)	(15,368)	(21,642)
Receipts from direct financing and sales-type leases	17,073	0	0
Net operating cash flow	298,929	131,198	218,750
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	186,566	1,135,304	362,527
Scheduled repayments of long-term debt and settlement of related swaps	(132,627)	(506,437)	(194,237)
Prepayments of long-term debt and settlement of related swaps	(188,787)	(465,122)	(236,474)
Financing issuance costs	(1,149)	(11,932)	(8,361)
Proceeds from financing related to sales and leaseback of vessels	317,806	370,050	656,935
Extinguishment of obligations related to finance leases	(71,726)	(59,722)	(42,000)
Scheduled repayments of obligations related to finance leases	(111,617)	0	0
Repurchase of common units (note 16)	(25,728)	(3,786)	0
Cash distributions paid	(82,379)	(70,345)	(56,650)
Dividends paid to non-controlling interest	(90)	(2,925)	(1,595)
Proceeds from issuance of preferred units net of offering costs (note 16)	0	0	164,411
Other	0	0	(605)
Net financing cash flow	(109,731)	385,085	643,951
INVESTING ACTIVITIES
Expenditures for vessels and equipment, net of warranty settlement	(97,895)	(686,148)	(708,608)
Capital contributions and advances to equity-accounted joint ventures	(72,391)	(40,544)	(183,874)
Proceeds from sales of vessels (note 19)	11,515	28,518	20,580
Receipts from direct financing leases	0	10,882	13,143
Proceeds from sale of equity-accounted joint venture	0	54,438	0
Return of capital and repayment of advances from equity-accounted joint ventures	0	0	92,320
Net investing cash flow	(158,771)	(632,854)	(766,439)
Increase (decrease) in cash, cash equivalents and restricted cash	30,427	(116,571)	96,262
Cash, cash equivalents and restricted cash, beginning of the year	222,864	339,435	243,173
Cash, cash equivalents and restricted cash, end of the year	$ 253,291	$ 222,864	$ 339,435